Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	58-1533433
EBP, Plan Number	004
Investment at Fair Value	$ 2,645,412	$ 2,478,101
Notes Receivable from Participants	45,737
Asset Held for Investment, Total	$ 2,176,942
Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
U.S. Stock Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 1,003,448
Equity Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 818,717
Investment, Identifier [Axis]: DREYFUS GOVT CAS MGMT INST 289
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2035 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	5,373,411
Investment, Identifier [Axis]: AT&T Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	7,958,265
Investment at Fair Value	$ 197,683
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BARCLAYS GLOBAL INVS N A INVT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	2,520,362
Investment at Fair Value	$ 368,449
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BGI MSCI ACWI EX-US INDEX
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	2,332,426
Investment at Fair Value	$ 108,881
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BGI US EQUITY MARKET FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	236,569
Investment at Fair Value	$ 61,440
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BLACKROCK RUSSELL 1000 INDEX FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	5,078,174
Investment at Fair Value	$ 479,575
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DREYFUS GOVERNMENT CASH MANAGEMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 2,476
Investment, Identifier [Axis]: DREYFUS GOVT CAS MGMT INST 289
EBP, Schedule of Asset Held for Investment [Line Items]
Maturity Date	Dec. 31, 2075
Number of Shares	2,475,436
Investment, Identifier [Axis]: EXTENDED EQUITY MARKET FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	692,299
Investment at Fair Value	$ 93,984
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH 2060 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	22,696
Investment at Fair Value	$ 661
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH 2065 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	87,682
Investment at Fair Value	$ 1,829
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2030 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	3,442,812
Investment, Identifier [Axis]: LIFEPATH INDEX 2030 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2030 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 126,580
Investment, Identifier [Axis]: LIFEPATH INDEX 2035 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 203,120
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2040 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	4,873,970
Investment, Identifier [Axis]: LIFEPATH INDEX 2040 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 216,790
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2045 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	2,005,120
Investment at Fair Value	$ 88,368
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2050 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investment at Fair Value	$ 12,709
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX 2050 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	336,041
Investment, Identifier [Axis]: LIFEPATH INDEX 2055 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	29,571
Investment at Fair Value	$ 1,476
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LIFEPATH INDEX RETIREMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares	5,574,267
Investment at Fair Value	$ 167,184
Asset Held for Investment, Party-in-Interest [true false]	true